Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Shareholders' equity:
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	2,600,000,000	2,700,000,000
Common stock, shares issued	349,700,000	384,400,000
Common stock, shares outstanding	349,700,000	384,400,000